Cash, Cash Equivalents and Short-Term Investments - Cash, Cash Equivalents and Short-Term Investments Amortized Cost, Unrealized Gains and Estimated Fair Value (Details) - U.S. Treasury securities
$ in Millions
Dec. 31, 2022 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 841
Unrealized losses	(2)
Fair value	$ 839